Equity offerings and drilling unit sale transactions with Seadrill Partners (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended				1 Months Ended	12 Months Ended	0 Months Ended					0 Months Ended			1 Months Ended		0 Months Ended				1 Months Ended
	Dec. 13, 2013 Seadrill Partners LLC	Oct. 18, 2013 Seadrill Partners LLC	Oct. 24, 2012 Seadrill Partners LLC	Oct. 18, 2013 Non-controlling Interest	Dec. 31, 2013 Non-controlling Interest	Dec. 31, 2013 Non-controlling Interest	Dec. 13, 2013 West Leo	Dec. 13, 2013 West Sirius	Oct. 18, 2013 T-16	May 17, 2013 T-15	May 17, 2013 T-15 Seadrill Partners LLC	Dec. 13, 2013 Stock Issued to Reporting Entity Seadrill Partners LLC	Oct. 18, 2013 Stock Issued to Reporting Entity Seadrill Partners LLC	Oct. 24, 2012 Stock Issued to Reporting Entity Seadrill Partners LLC	Dec. 31, 2013 Stock Issued to Reporting Entity Seadrill Partners LLC	Oct. 31, 2013 Stock Issued to Reporting Entity Seadrill Partners LLC	Dec. 13, 2013 Underwrite Placement Seadrill Partners LLC	Dec. 13, 2013 Stock Issued to Public Seadrill Partners LLC	Oct. 18, 2013 Stock Issued to Public Seadrill Partners LLC	Oct. 24, 2012 Stock Issued to Public Seadrill Partners LLC	Dec. 31, 2013 Stock Issued to Public Seadrill Partners LLC
Drilling units [Line Items]
Ownership percentage disposed							30.00%	51.00%	100.00%	100.00%
Sale price							$ 1,250	$ 1,035	$ 200	$ 210
Debt outstanding							(486)	(220)	(93)	(101)
Working capital adjustments							(35)	(107)	(39)	(35)
Loan to Seadrill Partners LLC											110
Offering Price	$ 29.5	$ 32.29	$ 22.00
Gross proceeds from public	380.0	0	221.4
Net proceeds from public	365.0	0	203.0
Issuance of common units by Seadrill Partners LLC to public						137
Number of common units issued												3,394,916	3,310,622	14,752,525	3,394,916	3,310,622	1,680,000	12,880,000	0	10,062,500	12,880,000
Proceeds from Issuance of Common Limited Partners Units And Impact on Non-Controlling Interest				$ 19	$ 83	$ 102